UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          John T. Evans
Title:         Manager
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



 /s/ John T. Evans       Milwaukee, WI      November 11, 2003
--------------------   ------------------   -----------------
    (Signature)           (City/State)           (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         69

Form 13F Information Table Value Total:   $203,616 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None

Marietta Investment Partners
FORM 13F
Managed Portfolios
30-Sep-03
                                                                                            Voting Authority
                                                                                            ----------------
                                 Title of               Value    Shares/  Sh/ Put/ Invsmt Otr
Name of Issuer                     class      CUSIP     (x$1000) Prn Amt  Prn Call Dscrtn Mgr   Sole  Shd None
--------------------------     -----------   --------   -------  ------   --- ---- ------ ---  ------ --- ----
3M CO.                         COM           88579Y101      389    5,628 SH       Sole        5,628
ABBOTT LABS                    COM           002824100    1,336   31,400 SH       Sole       31,400
AIR PRODS & CHEMS INC.         COM           009158106      900   19,954 SH       Sole       19,954
AMERICAN INTL GROUP INC.       COM           026874107   10,024  173,718 SH       Sole      171,821      1,897
AMGEN INC.                     COM           031162100    7,193  111,478 SH       Sole      111,328        150
APACHE CORP.                   COM           037411105    4,464   64,376 SH       Sole       63,976        400
BANTA CORP.                    COM           066821109      235    6,525 SH       Sole        6,525
BERKSHIRE HATHAWAY INC. CL A   COM           084670108    1,425       19 SH       Sole           19
BP PLC                         COM           055622104      404    9,588 SH       Sole        9,588
BRIGGS & STRATTON CORP.        COM           109043109      476    8,108 SH       Sole        8,108
BRISTOL MYERS SQUIBB           COM           110122108      346   13,495 SH       Sole       13,495
CHEVRONTEXACO CORP.            COM           166764100      269    3,760 SH       Sole        3,760
CISCO SYS INC.                 COM           17275R102    3,353  171,151 SH       Sole      169,351      1,800
CITIGROUP INC.                 COM           172967101    7,052  154,962 SH       Sole      154,262        700
COACH INC.                     COM           189754104    4,314   79,019 SH       Sole       78,419        600
COCA COLA CO.                  COM           191216100      330    7,675 SH       Sole        7,675
DELL INC.                      COM           24702R101    1,055   31,568 SH       Sole       31,568
EMERSON ELEC CO.               COM           291011104      627   11,900 SH       Sole       11,900
EXPRESS SCRIPTS INC. CL A      COM           302182100      346    5,666 SH       Sole        5,666
EXXON MOBIL CORP.              COM           30231G102    2,078   56,779 SH       Sole       56,779
FASTENAL CO.                   COM           311900104      313    8,300 SH       Sole        8,300
FEDERAL NATL MTG ASSN.         COM           313586109      580    8,255 SH       Sole        8,255
FISERV INC.                    COM           337738108    9,376  258,354 SH       Sole      255,554      2,800
FLEXTRONICS INTL LTD ORD       COM           y2573f102    1,027   72,222 SH       Sole       71,222      1,000
GALLAGHER ARTHUR J & CO.       COM           363576109    1,768   62,526 SH       Sole       62,526
GENERAL ELEC CO.               COM           369604103   10,566  354,456 SH       Sole      352,056      2,400
ILLINOIS TOOL WKS INC.         COM           452308109    2,012   30,360 SH       Sole       30,210        150
INTEL CORP.                    COM           458140100    7,249  263,403 SH       Sole      261,903      1,500
INTERNATIONAL BUSINESS MACHS C COM           459200101    4,293   48,599 SH       Sole       48,599
ISHARES TR                     MSCI EAFE IDX 464287465      237    2,025 SH       Sole        2,025
JOHNSON & JOHNSON              COM           478160104    3,894   78,636 SH       Sole       78,636
JOHNSON CTLS INC.              COM           478366107      857    9,060 SH       Sole        9,060
KIMBERLY CLARK CORP.           COM           494368103    1,032   20,118 SH       Sole       20,118
KOHLS CORP.                    COM           500255104    7,161  133,848 SH       Sole      133,348        500
LOWES COMPANIES                COM           548661107    7,259  139,861 SH       Sole      139,261        600
MARSHALL & ILSLEY CORP.        COM           571834100    1,101   34,939 SH       Sole       34,939
MBNA CORP.                     COM           55262L100    5,134  225,157 SH       Sole      223,857      1,300
MEDTRONIC INC.                 COM           585055106    9,945  211,947 SH       Sole      209,947      2,000
MERCK & CO INC.                COM           589331107    2,233   44,121 SH       Sole       44,121
MGIC INVT CORP WIS             COM           552848103      443    8,500 SH       Sole        8,500
MICROSOFT CORP.                COM           594918104    8,248  296,699 SH       Sole      291,899      4,800
MIDCAP SPDR TR                 UNIT SER 1    595635103      219    2,350 SH       Sole        2,350
MOLEX INC. CL A                COM           608554200    5,963  243,683 SH       Sole      242,283      1,400
OMNICARE INC.                  COM           681904108    1,769   49,070 SH       Sole       49,070
OMNICOM GROUP                  COM           681919106    5,050   70,291 SH       Sole       69,791        500
PAYCHEX INC.                   COM           704326107    5,235  153,525 SH       Sole      152,325      1,200
PENFORD CORP.                  COM           707051108      285   21,936 SH       Other      21,936
PEPSICO INC.                   COM           713448108      344    7,506 SH       Sole        7,506
PFIZER INC.                    COM           717081103    4,862  160,041 SH       Sole      160,041
PROCTER & GAMBLE CO.           COM           742718109    3,620   39,000 SH       Sole       39,000
RIVIANA FOODS INC.             COM           769536103      256    9,000 SH       Sole        9,000
ROYAL DUTCH PETE CO NY REG GLD COM           780257804    1,641   37,132 SH       Sole       37,132
SALOMON BROTHERS FD.           COM           795477108      305   28,465 SH       Sole       28,465
SARA LEE CORP.                 COM           803111103      333   18,141 SH       Sole       18,141
SENSIENT TECH                  COM           81725t100      234   11,130 SH       Sole       11,130
SPDR TR                        UNIT SER 1    78462F103      730    7,300 SH       Sole        7,300
STATE STREET CORP.             COM           857477103    8,371  186,020 SH       Sole      183,820      2,200
STRATTEC SEC CORP.             COM           863111100      210    4,422 SH       Sole        4,422
SYSCO CORP.                    COM           871829107    4,478  136,910 SH       Sole      135,910      1,000
TARGET CORP.                   COM           87612E106      655   17,400 SH       Sole       17,400
TEXAS INSTRUMENTS INC.         COM           882508104    5,209  228,471 SH       Sole      226,971      1,500
TRI CONTL CORP.                COM           895436103      506   33,831 SH       Sole       33,831
US BANCORP DEL COM NEW         COM           902973304    1,141   47,543 SH       Sole       47,543
UTSTARCOM INC.                 COM           918076100      491   15,437 SH       Sole       15,437
VERIZON COMMUNICATIONS         COM           92343V104      455   14,031 SH       Sole       14,031
WAL MART STORES INC.           COM           931142103    4,034   72,236 SH       Sole       72,236
WALGREEN CO.                   COM           931422109    5,670  185,059 SH       Sole      184,259        800
WELLS FARGO CO.                COM           949746101    4,605   89,411 SH       Sole       89,411
ZIMMER HOLDINGS INC W/I        COM           98956P102    5,601  101,653 SH       Sole      100,853        800
REPORT SUMMARY                            69            203,616